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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-2957

Keyco Bond Fund, Inc.

(Exact name of registrant as specified in charter)

27777 Franklin Road, Suite 1630 Southfield, Michigan	48034
(Address of principal executive offices)	(Zip code)

Joel D. Tauber, President Keyco Bond Fund, Inc. 27777 Franklin Road, Suite 1630 Southfield, Michigan 48034

(Name and Address of agent for service)

Registrant’s telephone number, including area code: (248) 353-0790

Date of fiscal year end: September 30

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

KEYCO BOND FUND, INC.

Item 1. Semi-Annual Report to Shareholders.

KEYCO BOND FUND, INC.

27777 Franklin Road - Suite 1630

Southfield, Michigan 48034

(248) 353-0790

May 23, 2012

To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six months ended March 31, 2012. Included in this mailing are the Fund’s financial statements, Management’s Discussion of Fund Performance, Additional Information including the actions taken at the December 2011 annual meeting of shareholders and the Fund’s Privacy Policy.

In November 2011, the Board of Directors declared quarterly dividends totaling $0.74 per share for the year ending September 30, 2012. This amount is subject to revision in September 2012 based upon actual net investment income for the year. Regular dividends of $.20 and capital gain dividends of $.0008 per share have been paid during the six months ended March 31, 2012. Dividends are paid quarterly on the last business day of January and the first business day of May, August and November.

If you have any questions concerning the Fund or the enclosed information, please call me.

On behalf of the Board of Directors,

/s/ Joel D. Tauber

Joel D. Tauber

President

Enclosures

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

for Six Months Ended March 31, 2012

The Fund’s primary investment objective is to earn as high a level of current interest income exempt from federal income taxes as is available from municipal bonds, consistent with prudent investment management and preservation of capital. Capital appreciation is a minor investment objective of the Fund.

Net Investment Income

The Fund’s net investment income is primarily dependent upon interest rates at the times the bonds in the portfolio were purchased.

Net investment income for the six-month period was $471,101 or $.37 per share compared with $498,543 or $.39 per share last year. This $27,442 decrease was the net result of a decrease of $24,177 in interest income and an increase of $3,265 in expenses. Bonds purchased in recent years have continued to yield less than the bonds they replaced.

As of March 31, 2012, the weighted average annual yield on the Fund’s portfolio was 4.93% based on cost and 4.72% based on market value.

Valuation of Bonds and Net Asset Value

Because the municipal bonds in the Fund’s portfolio are not actively traded and market quotations are not readily available, the bonds are stated at fair value. The fair value for each bond is provided by the Fund’s custodian, who uses a matrix pricing system.

The Fund’s net asset value is calculated by subtracting the Fund’s liabilities from its assets. The valuation of the Fund’s most significant assets, its bond portfolio, is affected by market interest rates and maturity and call dates. When market rates increase, the value of the bond portfolio decreases. When market rates decrease, the value of the bond portfolio increases. Longer maturity dates magnify the effect of interest rate changes.

During the reporting period, municipal bond interest rates for short-term, mid-term and long-term bonds all declined.

KEYCO BOND FUND, INC.

Management’s Discussion of Fund Performance

for Six Months Ended March 31, 2012

Valuation of Bonds and Net Asset Value (continued)

The net asset value of the Fund was $26,385,932 or $20.82 per share at March 31, 2012, an increase of $526,418 or $.41 per share from September 30, 2011. This change was the result of undistributed income of $217,621, unrealized undistributed gains of $28,848 and unrealized appreciation of investments of $279,949.

The weighted average maturity was 13.3 years, greater than the prior year end weighted average maturity of 12.4 years.

Asset Allocation

The bond portfolio is allocated by state/territory as follows:

Other

During the period, six bonds were sold or called for total proceeds of $1,698,968. Cash from these dispositions was reinvested in bonds maturing in 23 to 25 years. Portfolio turnover was 5.1%.

KEYCO BOND FUND, INC.

Additional Information

March 31, 2012

Results of Meeting of Shareholders

The annual meeting of shareholders was held on Wednesday, December 14, 2011. The results of the votes taken on the proposals before the shareholders are reported below. Each vote represents one share held on the record date for the meeting.

Item 1.	Election of Directors

	Number of Shares
		Withheld
Nominee	For	Authority
Mark E. Schlussel	1,263,708	0
David K. Page	1,263,708	0
Thomas E. Purther	1,263,708	0
Ellen T. Horing	1,263,708	0
Michael Pullman	1,263,708	0

Item 2.	Ratify the selection of registered independent accountants

Ratify the selection of Grant Thornton, LLP as the Fund’s registered independent public accountants for the year ending September 30, 2012

Number
of Shares
For	1,263,658
Against	0
Abstain	50

Item 3.	Approve, by non-binding vote, executive compensation

Approve, by non-binding vote, executive compensation for the Fund’s named executive officers as set forth in the proxy statement for the annual meeting

Number
of Shares
For	1,263,608
Against	0
Abstain	100

KEYCO BOND FUND, INC.

Additional Information

March 31, 2012

Item 4.	Recommend, by non-binding vote, frequency of executive compensation vote

Recommend, by non-binding vote, the frequency of shareholder advisory votes on the compensation of the Fund’s named executive officers

Number
of Shares
Every three years	1,263,558
Every two years	25
Every year	25
Abstain	100

Obtaining Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. The Fund’s Form N-Q may be viewed and copied at the SEC’s Public Reference Room in Washington DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090. For a complete list of the Fund’s portfolio holdings, a copy of the Fund’s most recent quarterly holding report, semi-annual report, or annual report may be requested by writing Keyco Bond Fund, Inc., 27777 Franklin Road, Suite 1630, Southfield, MI 48034.

Information on Proxy Voting Policies, Procedures and Records

The Fund has not adopted policies and procedures with respect to voting proxies because the Fund does not invest in voting securities. The Fund has not voted any proxies.

Keyco Bond Fund, Inc.

Statement of Assets and Liabilities

March 31, 2012 (unaudited)

Assets
Investments in securities, at fair value (cost $24,280,493)	$25,353,132
Cash and cash equivalents	633,378
Accrued interest receivable	403,419
Other assets	701

Total assets	26,390,630

Liabilities
Accounts payable	4,698

Total liabilities	4,698

Net Assets	$26,385,932

Net Assets consist of:
Capital stock, $.02 par value; 3,000,000 shares authorized; 1,267,258 shares issued and outstanding	$25,345
Additional paid-in capital	730,733
Retained earnings prior to July 1, 1979	24,093,500
Accumulated undistributed net investment income	434,867
Accumulated undistributed net realized gain from security transactions	28,848
Net unrealized appreciation of investments, March 31, 2012	1,072,639

$26,385,932

Net Asset Value per share ($26,385,932 / 1,267,258 shares outstanding)	$20.82

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Operations

For the Six Months Ended March 31, 2012 (unaudited)

Interest income		$540,803

Expenses
Legal and accounting	$55,000
Custodial fee	8,688
Directors’ fees	3,500
Miscellaneous expense	2,514

Total expenses		69,702

Net investment income		471,101

Realized gain on investments
Proceeds from sale and calls	1,698,968
Cost of securities sold or called	1,669,093

Realized gain on investments		29,875

Unrealized appreciation of investments
Investments held, March 31, 2012
At fair value	25,353,132
At cost	24,280,493

Unrealized appreciation, March 31, 2012	1,072,639
Less: Unrealized appreciation, September 30, 2011	792,690

Net change in appreciation of investments		279,949

Net realized and unrealized gain on investments		309,824

Net increase in net assets resulting from operations		$780,925

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Statement of Changes in Net Assets

For the Six Months Ended March 31, (unaudited)

	2012	2011
Net assets, beginning of year	$25,859,514	$26,159,300

Changes in net assets from operations
Net investment income	471,101	498,543
Net realized gain on investments	29,875	10,705
Changes in unrealized appreciation (depreciation) of investments	279,949	(1,298,221)

Net increase (decrease) in net assets resulting from operations	780,925	(788,973)

Changes in net assets from capital transactions
Dividends declared from net investment income	(253,480)	(316,815)
Dividends declared from net capital gains	(1,027)	(3,474)

Total distributions	(254,507)	(320,289)

Net increase (decrease) in net assets	526,418	(1,109,262)

Net assets, end of period (including undistributed net investment income of $434,867 and $398,535 at March 31, 2012 and 2011)	$26,385,932	$25,050,038

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Financial Highlights

	Six Months
	Ended
	03/31/12		Years Ended September 30
	(unaudited)		2011	2010	2009	2008
Per share operating performance

Net asset value, beginning of period	$20.41		$20.64	$20.63	$19.42	$20.36

Net investment income	0.37		0.84	0.86	0.92	0.96
Net realized and unrealized gain (loss) on investments	0.24		(0.22)	0.02	1.30	(0.89)

Total from investment operations	0.61		0.62	0.88	2.22	0.07

Less distributions from
Net investment income	(0.20)		(0.84)	(0.85)	(0.92)	(0.95)
Net realized gain on investments	0.00	(d)	(0.01)	(0.02)	(0.09)	(0.06)

Total distributions	(0.20)		(0.85)	(0.87)	(1.01)	(1.01)

Net asset value, end of period	$20.82		$20.41	$20.64	$20.63	$19.42

Total return per share net asset value (a)	3.0%		3.0%	4.3%	11.4%	0.3%

Ratios and supplemental data

Net assets, end of period (in 000s)	$26,386		$25,860	$26,159	$26,152	$24,614
Ratio of net investment income to average net assets	3.6	% (b)	4.2%	4.2%	4.6%	4.7%
Ratio of expenses to average net assets	0.5	% (b)	0.4%	0.4%	0.3%	0.4%
Portfolio turnover rate	5.1	% (c)	7.6%	9.7%	15.4%	12.4%

(a)	Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder’s investment in the Fund.
(b)	Annualized
(c)	Not annualized
(d)	Less than one cent per share.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments

March 31, 2012 (unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Michigan (20.8%)
Detroit, Michigan, City School District, 5.5%, May 2020 (AMG insured, Q-SBLF enhanced)	$385,000	$398,463	$386,544
Detroit, Michigan, City School District, 5%, May 2022 (FGIC insured, Q-SBLF enhanced)	500,000	517,300	525,705
Detroit, Michigan, Sewage Disposal, Series A, 5%, July 2024 (AGM insured)	350,000	363,703	355,068
Grand Ledge, Michigan, Public Schools, 5%, May 2022 (National FGIC insured, Q-SBLF enhanced)	400,000	432,496	429,784
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2022	325,000	347,633	364,026
Michigan Municipal Bond Authority Revenue, Clean Water, State Revolving Fund, 5%, October 2023	535,000	554,389	547,829
Michigan State Housing Development Authority, Rental Housing Revenue, Series A-2, 4.5%, October 2036	500,000	500,000	500,000
Rockford, Michigan, Public Schools, 5%, May 2028 (AGM insured, Q-SBLF enhanced)	400,000	415,496	433,936
Utica, Michigan, Community Schools, 5%, May 2020 (Q-SBLF enhanced)	400,000	423,232	423,060
Wayland, Michigan, Union School District, 5%, May 2026 (AGM insured, Q-SBLF enhanced)	650,000	678,178	718,269
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	125,000	127,302	128,469
West Ottawa, Michigan, Public School District, Series A, 5%, May 2022 (Q-SBLF enhanced)	440,000	448,105	445,878
Zeeland, Michigan, Public Schools, 5%, May 2023 (National insured, Q-SBLF enhanced)	225,000	235,348	237,377

	5,235,000	5,441,645	5,495,945

Other States and Territories (75.3%)
Birmingham, Alabama, Capital Improvement, 4.5%, December 2029 (AMBAC insured)*	$375,000	$367,661	$386,903
Colorado State Board of Governors University Enterprise System Revenue, 5.25%, March 2027 (National FGIC insured)	200,000	214,120	220,486
University of Colorado, Enterprise System Revenue, 5%, June 2032 (National insured)	500,000	504,310	555,775
District of Columbia, Series A, 4.75%, June 2031 (AGM FGIC insured)	430,000	427,089	454,940
District of Columbia, Series A, 4.75%, June 2033 (National FGIC insured)	400,000	400,000	420,884
Collier County, Florida, School Board Certificates of Participation, 4.625%, February 2026 (AGM insured)	425,000	441,516	444,312

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments - Continued

March 31, 2012 (unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (continued)
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014	$555,000	$535,789	$624,048
Florida State Board of Education, Public Education, Series C, Capital Outlay, 4.75%, June 2034	500,000	524,045	528,320
Florida State Turnpike Authority, Turnpike Revenue, Department of Transportation, 5%, July 2027 (National FGIC insured)	500,000	500,000	544,145
Honolulu, Hawaii, City and County Wastewater System Revenue, Series A, 5%, July 2031 (National insured)	350,000	368,816	376,082
Hawaii State, Series DN, 5.5%, August 2028	500,000	498,775	582,460
Chicago, Illinois, Board of Education, Dedicated Revenue, 5%, December 2027 (AGM insured)	470,000	470,000	500,320
Illinois State, 4.85%, October 2024 (National insured)	425,000	435,625	431,128
Southern Illinois University Revenue, 5%, April 2026 (National insured)	750,000	798,225	786,157
Springfield, Illinois, Water Revenue, 5.5%, March 2032	500,000	488,420	558,025
Indiana Bond Bank Revenue, Series C-1, 4.75%, February 2030	480,000	485,726	508,925
Indiana Finance Authority, Highway Revenue, 4.5%, June 2029 (National FGIC insured)	975,000	982,125	1,038,979
Lawrence, Massachusetts, State Qualified, 5%, April 2027 (AMBAC insured)*	500,000	531,910	554,465
Clark County, Nevada, 5%, November 2024 (AMBAC insured)*	300,000	324,111	330,726
Las Vegas Valley, Nevada, Water District, 5%, February 2037	250,000	264,687	262,863
Mercer County, New Jersey, Improvement Authority Revenue, State Justice Complex, 6.4%, January 2018	400,000	370,616	473,984
Metropolitan Transportation Authority, New York, Revenue, 5%, November 2025 (National FGIC insured)	350,000	361,494	358,019
New York, New York, Series O, 5%, June 2022 (CIFG insured)	325,000	347,051	359,528
New York, New York, Series M, 5%, April 2025 (FGIC insured)	315,000	323,026	343,363
New York, New York, City Transitional Finance Authority Future Tax Secured Refunding, Series A-1, 4.375%, November 2024	500,000	498,350	531,405
New York, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue, Series DD, 5.625%, June 2028	500,000	494,450	583,855
Western Nassau County, New York, Water Authority, Water System Revenue, 5%, May 2024 (AMBAC insured)*	500,000	523,050	525,695
North Dakota, State, North Dakota Housing Finance Agency, Series E, Housing Finance Program, 4.75%, July 2030	535,000	535,000	553,024
Toledo, Ohio, City School District, 5%, December 2025 (AGM insured)	250,000	258,100	269,378
Puerto Rico Commonwealth Highway and Transportation Authority Highway Revenue, 6.25%, July 2012 (National insured)	500,000	544,085	506,605
Puerto Rico Electric Power Authority, Power Revenue, Series PP, 5%, July 2023 (National FGIC insured)	575,000	617,038	608,971

Keyco Bond Fund, Inc.

Schedule of Portfolio Investments - Continued

March 31, 2012 (unaudited)

	Principal		Fair
Long-Term State and Municipal Obligations	Amount	Cost	Value
Other States and Territories (continued)
Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, 1998 Series A, 5.375%, October 2013 (National insured)	$435,000	$454,144	$442,491
Puerto Rico Public Finance Corporation Commonwealth Appropriation, 5.375%, June 2017 (AMBAC insured)*	565,000	560,232	686,741
Corpus Christi, Texas, Business and Job Development Corporate Sales Tax Revenue, 5%, September 2021 (AMBAC insured)*	475,000	483,906	489,953
Houston, Texas, Airport System Revenue, Series B, 5.5%, July 2020 (AGM insured)	730,000	763,366	739,395
Texas A & M University, Revenue Financing System, Series B, 4.75%, May 2032	400,000	421,720	440,380
Texas State Transportation Mobility Fund, 4.5%, April 2032	620,000	640,169	652,903
Utah State Building Authority, Lease Revenue, State Facilities Master Lease, 5%, May 2030	400,000	399,968	441,720
Washington State, Series C, 5%, January 2032 (National FGIC insured)	365,000	375,191	407,278
Washington State, Various Purpose, Series A, 5%, July 2032	295,000	304,942	332,556

	18,420,000	18,838,848	19,857,187

Total bonds	23,655,000	24,280,493	25,353,132

Money Market Fund ( 2.3%)
Goldman Sachs Financial Square Tax-Free Money Market	608,153	608,153	608,153

Total investment portfolio	$24,263,153	$24,888,646	25,961,285

Other assets less liabilities (1.6%)			424,647

Net assets (100%)			$26,385,932

*	This bond is covered by insurance issued by Ambac Assured Corporation (“AMBAC”). On November 8, 2010, Ambac Financial Group, Inc., the holding company of AMBAC, announced that it had filed for Chapter 11 bankruptcy protection. The impact that this event may have on the ability of AMBAC to guarantee timely payment of principal and interest on these bonds when they fall due is not known at this time.

The accompanying notes are an integral part of these financial statements.

Keyco Bond Fund, Inc.

Notes to Financial Statements (unaudited)

1.	Significant Accounting Policies

Keyco Bond Fund, Inc. (the “Fund”) has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Cash and Cash Equivalents

All investments with an original maturity of three months or less are considered to be cash equivalents.

Security Valuation

The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund’s custodian, who utilizes a matrix pricing system. In the unlikely event that the Fund’s custodian is unable to value one or more of the bonds, the valuation(s) will be obtained from a brokerage firm that markets municipal bonds or a source referred by that brokerage firm. The Fund’s policies require that the Board of Directors (“Board”) be notified that this alternative valuation method was used at the next regularly scheduled meeting of the Board.

Various inputs are used to determine the value of the Fund’s investments. These inputs are summarized in three broad levels listed below:

Level 1:	Quoted prices in active markets for identical securities.

Level 2:	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of the investments).

The inputs or methodologies used for valuing are not necessarily an indication of the risk associated with investing in those securities.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued (unaudited)

1.	Significant Accounting Policies - Continued

The following table summarizes the Fund’s investments as of March 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Tax-exempt municipal bonds**	$—	$25,353,132	$—
Money market fund	608,153	—	—

	$608,153	$25,353,132	$—

**	Refer to Schedule of Portfolio Investment for the nature and risk of municipal bonds held by the Fund.

There were no transfers between the levels during the six-month period ended March 31, 2012.

Federal Income Taxes

It is the Fund’s intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

The cost of securities for federal income tax purposes approximates the cost for financial statement purposes. The components of distributable earnings on a tax basis were as follows:

Undistributed net investment income		$434,867
Undistributed long-term capital gain		28,848
Gross unrealized appreciation	$1,207,899
Gross unrealized depreciation	135,260

Net unrealized appreciation		1,072,639

		$1,536,354

The tax character of distributions paid was as follows:

	March 31,	March 31,
	2012	2011
Tax-exempt income	$253,452	$316,815
Ordinary income	28	—
Long-term capital gains	1,027	3,474

	$254,507	$320,289

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued (unaudited)

1.	Significant Accounting Policies - Continued

Michigan Business Tax and Corporate Income Tax

It has been determined that the Fund has no liability for the Michigan Business Tax which became effective January 1, 2008. The State of Michigan has replaced the Michigan Business Tax with a Corporate Income Tax effective January 1, 2012. It is not expected that the Fund will have any liability for this new tax.

The Fund has reviewed all open tax years for federal and State of Michigan tax returns and has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. There are no unrecognized tax benefits in the financial statements. The Fund’s tax returns are subject to examination for federal purposes for three years from the date of filing and for State purposes for four years from the date of filing. The Fund has not been subject to interest and/or penalties on its tax return filings.

Other

The Fund follows industry practice and records security transactions on the trade date. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on an accrual basis.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.	Purchases and Dispositions of Securities

The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,288,733 and $1,698,968, respectively for the six months ended March 31, 2012

3.	Portfolio Manager

The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

4.	Related Party Transactions

Legal and accounting expenses incurred include $21,000 for accounting and administrative services provided by an entity owned by an officer of the Fund.

Keyco Bond Fund, Inc.

Notes to Financial Statements – Continued (unaudited)

5.	Risks and Uncertainties

The Fund invests in municipal bonds. Municipal bonds are exposed to various risks such as interest rate, market and credit risks. Due to the level of risk associated with investments in municipal bonds, it is possible that changes in the values of the bonds will occur in the near term and that such changes could materially affect the amounts reported in the Statement of Assets and Liabilities. The ability of issuers of debt instruments held by the Fund to meet their obligations may also be affected by economic and political developments in a specific state or region.

6.	Subsequent Events

The Fund has evaluated subsequent events through the date that these financial statements were issued. No events have taken place that meet the definition of a subsequent event that requires disclosure in these financial statements.

Item 2.   Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.   Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.   Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.   Audit Committee of Listed Registrant.

Not applicable to this semi-annual filing and also because registrant’s shares are not listed for trading on a national securities exchange.

Item 6.   Schedule of Investments

This Schedule is included as part of the Semi-Annual Report to Shareholders filed under Item 1 hereof.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable because the registrant invests exclusively in non-voting portfolio securities.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to this semi-annual filing.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases by or on behalf of the registrant or any “affiliated purchaser” of shares of the registrant’s equity securities during the period covered by this report.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures.

(a) Based on their evaluation of registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)), within 90 days prior to the filing of this report, the registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures are appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)         Not applicable.

(a)(2)         Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 (filed herewith).

(a)(3)         Not applicable.

(b)              Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 (furnished herewith).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

KEYCO BOND FUND, INC.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

Date: May 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joel D. Tauber
Joel D. Tauber, President

By:	/s/ Ellen T. Horing
Ellen T. Horing, Treasurer

Date: May 23, 2012

EXHIBIT INDEX

Exhibit No.	Description

EX.99.302CERT (a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

EX.99.906CERT (b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.